SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
	Oct. 31, 2024 USD ($) item	Oct. 31, 2023 USD ($) item	Oct. 31, 2022 USD ($) item
Disaggregation of Revenue [Line Items]
Total Revenues	$ 3,219,336	$ 1,244,247	$ 1,351,909
Commissions
Disaggregation of Revenue [Line Items]
Actual commission adjustments in connection with the cancellation of policies	0.00%	0.90%	1.70%
Total Revenues	$ 3,219,336	$ 1,244,247	$ 1,324,655
Risk management services
Disaggregation of Revenue [Line Items]
Hours spent in connection with the claim process services provided to the insureds | item	0	0	9
Total Revenues		$ 0	$ 27,254